SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include the valuation of accounts receivable, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, realization of deferred tax assets, provision necessary for contingent liabilities, and revenue recognition. Actual results could differ from those estimates.

Risks and uncertainties

The main operations of the Company are located in Malaysia. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in political, economic, social, regulatory, and legal environments in Malaysia, as well as by the general state of the economy in Malaysia. Although the Company has not experienced losses from these situations and believes that it complies with existing laws and regulations, including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company’s business, financial condition, and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics, and other catastrophic incidents, which could significantly disrupt the Company’s operations.

The COVID-19 pandemic has adversely affected the Company’s business operations. Specifically, prior to April 1, 2022, significant governmental measures implemented by the Malaysian government, including various stages of lockdowns, closures, quarantines, and travel bans, led to the store closure of some of the Company’s offline merchants. As a result, although business in Malaysia had gradually resumed since April 1, 2022, the Company’s cash rebate service business was negatively affected to a certain extent, because the number of offline sales transactions between retail shoppers and retail merchants facilitated by the Company did not grow as much as the Company expected, leading to a lower amount of cash rebate service revenue than the Company expected during the fiscal years ended September 30, 2022, 2021, and 2020. However, the Company’s digital advertising service revenue was not significantly affected by the COVID-19 pandemic, because more people have opted to use various online services since the beginning of the COVID-19 pandemic. As more advertisers used the Company’s digital advertising services through its websites and mobile apps and third-party social media channels to target their audiences, the Company’s revenue from digital advertising services increased significantly from fiscal year 2021 to fiscal year 2022. However, any resurgence of the COVID-19 pandemic could negatively affect the execution of customer contracts and the collection of customer payments. The extent of any future impact of the COVID-19 pandemic on the Company’s business is still highly uncertain and cannot be predicted as of the financial statement reporting date. Any potential impact to the Company’s operating results will depend, to a large extent, on future developments and new information that may emerge regarding the duration and severity of the COVID-19 pandemic and the actions taken by government authorities to contain the spread of the COVID-19 pandemic, almost all of which are beyond the Company’s control.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains all of its bank accounts in Malaysia. Cash deposit with financial institutions in Malaysia is subject to certain protection under the requirement of the deposit insurance system. The maximum insurance coverage limit is MYR250,000 ($60,000) per bank account. As of September 30, 2022 and 2021, the Company had a cash balance of $17,778,895 and $2,295,277, respectively, of which, $17,428,788 and $1,856,418 was not covered by such insurance, respectively.

Accounts receivable, net

Accounts receivable primarily include service fees generated from providing digital advertising services and payment solution services to retail merchant customers (see Note 3).

Accounts receivable are presented net of allowance for doubtful accounts. The Company determines the adequacy of allowance for doubtful accounts based on individual account analysis, historical collection trend, and the best estimate of specific losses on individual exposures. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of September 30, 2022 and 2021, there was no allowance for doubtful accounts recorded as the Company considers all of the outstanding accounts receivable fully collectible.

Deferred initial public offering (“IPO”) costs

The Company complies with the requirement of the Accounting Standards Codification (“ASC”) 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A—”Expenses of Offering.” Deferred offering costs consist of underwriting, legal, consulting, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. Payment for deferred IPO costs amounted to $736,010, nil, and nil for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office equipment and furniture	3 to 5 years

Expenditures for maintenance and repair, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss) in other income (expenses).

Intangible assets

The Company’s intangible assets primarily consist of purchased computer software and applications used in conducting the Company’s cash rebate and digital advertising business. Intangible assets also include content assets, which are licensed movies and television series acquired from third-party content providers in order to offer members unlimited viewing of such content to drive traffic on the Company’s SEEBATS website and mobile app. Intangible assets are carried at cost less accumulated amortization and any recorded impairment (see Note 5).

Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful life
Computer software and applications	5-10 years

Content assets-licensed movies and television series	Over the license period or estimated period of use

Impairment of long-lived assets

Long-lived assets with finite lives, primarily property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated future undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of September 30, 2022 and 2021.

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, prepaid expenses and other current assets, deferred revenue, taxes payable, due to a related party, and accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of September 30, 2022 and 2021 based upon the short-term nature of the assets and liabilities.

Foreign currency translation

The functional currency for Starbox Group is the U.S Dollar (“US$”). Starbox Berhad, StarboxGB, StarboxSB, and StarboxPB use Malaysian Ringgit (“MYR”) as their functional currency. The Company’s consolidated financial statements have been translated into and reported in US$. Assets and liabilities accounts are translated using the exchange rate at each reporting period end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2022	September 30, 2021	September 30, 2020
Year-end spot rate	US$1=MYR4.6359	US$1=MYR4.1869	US$1=MYR4.1576
Average rate	US$1=MYR4.3041	US$1=MYR4.1243	US$1=MYR4.2163

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from the translation of the financial statements expressed in MYR to US$ is reported in other comprehensive income (loss) in the consolidated statements of operations and comprehensive income (loss).

Revenue recognition

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company currently generates its revenue from the following main sources:

Revenue from digital advertising services

The Company’s advertising service revenue is derived principally from advertising contracts with retail merchant customers (the “advertisers”), which allow advertisers to place advertisements on the Company’s websites and mobile apps and third-party social media channels over a particular period of time. The advertising contracts specify the related fees and payment terms and provide evidence of the arrangements. The Company’s digital adverting services are to (i) provide advertisement design and consultation services to help advertisers precisely shape their digital advertising strategies and optimize the design, content, and layout of their advertisements and (ii) the displaying of advertisers’ advertisements of products and services on the Company’s websites and mobile apps and third-party social media channels over a particular period of time and in a variety of forms, such as logos, banners, push notification, and posts by accounts of influencers and bloggers, to help promote advertisers’ products and services and enhance their brand awareness. Advertisers may elect to engage with the Company for only advertisement display services or both advertisement design and consultation services and advertisement display services.

In connection with these digital advertising services, the Company charges retail merchant customers nonrefundable digital advertising service fees. For advertisement design and consultation services, the Company’s stand-alone selling price ranges from approximately $2,400 to approximately $38,000 for each of the service commitments, including advice on advertising strategies, customization and optimization of the desired content, length, color tone, layout, format, and presentation of the ads. Advertisers may elect to use any agreed-upon combination of services in one package, depending on their specific needs. For advertisement display through logos, banners, push notifications, and posts by accounts of influencers and bloggers, the Company charges advertisers service fees with a range from approximately $5,000 to approximately $240,000, depending on the distribution channels used and the duration of the advertisement display. The Company is acting as a principal in providing digital advertising services to customers, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified services. The Company recognizes revenue for the amount of fees it receives from its customers, after deducting discounts and net of service taxes under ASC 606.

The Company identifies advertisement design and consultation services and advertisement display services as two separate performance obligations, as each are services that are capable of being distinct and distinct in the context of advertising contracts. Each of the service commitments in advertisement design and consultation services, including advice on advertising strategies, customization and optimization of the desired content, length, color tone, layout, format, and presentation of the ads, are not distinct in the context of advertising contracts, because they are inputs to deliver the combined output of advertisements to be displayed as specified by the customer. Therefore, advertisement design and consultation services are identified as a single performance obligation. The Company allocates revenue to each performance obligation based on its stand-alone selling price, which is specified in the contracts.

The Company’s advertisement design and consultation services are normally rendered within a short period of time, ranging from a few days to a month. As all the benefits enjoyed by the customers can be substantially realized at the time when the design and consultation services are completed, the Company recognizes revenue at the point when designated services are rendered and accepted by the customers. The Company does not provide rights of return, credits or discounts, price protection, or other similar privileges to customers for such services and accordingly no variable consideration included in such services.

The majority of the Company’s advertising contracts are for the provision of advertisement display on the Company’s websites and mobile apps and social media channels for a fixed period of time (ranging from a few weeks to a few months) without a guaranteed minimum impression level. In instances where certain discounts are provided to customers for advertisement displays, such discounts are reported as deduction of revenue. Revenue from advertisement services is recognized over the period the advertisement is displayed. Advances from customers are deferred first and then recognized as revenue until the completion of the contract. There are no future obligations after the completion of the contract and no rights of refund related to the impression levels.

Revenue from cash rebate services

The Company also utilizes its websites and mobile apps to connect retail merchants and retail shoppers and facilitate retail shoppers to purchase consumer products or services from retail merchants online or offline under the cash rebate programs offered by retail merchants. The cash rebate offered by retail merchants range from 0.25% to 25% based on the sales price of the products or services, among which approximately 66% to 86% are awarded to retail shoppers, and the Company is entitled to receive and retain the remaining approximately 34% to 14% as cash rebate revenue for facilitating online and offline sales transactions. There is a single performance obligation in the contract, as the performance obligation is to facilitate the sales transactions between the retail shoppers and the retail merchants.

The Company merely acts as an agent in this type of transactions. The Company does not have control of the goods or services under the sales transactions between the retail merchants and retail shoppers, has no discretion in establishing prices, and does not have the ability to direct the use of the goods or services to obtain substantially all the benefits. The Company recognizes cash rebate revenue at the point when retail merchants and retail shoppers are connected and the sales transactions are facilitated and completed. Revenue is reported net of service taxes. For the fiscal years ended September 30, 2022, 2021, and 2020, the Company only reported cash rebate revenue of $10,562, $6,214, and $718, respectively.

Revenue from payment solution services

In May 2021, the Company started to provide payment solution services to retail merchant customers by referring them to VE Services Sdn Bhd, a Malaysian Internet payment gateway company and a related-party entity controlled by one of the shareholders of the Company (“VE Services”). The Company entered into an appointment letter with VE Services and started to refer retail merchant customers to VE Services to process payments through multiple payment methods, such as FPX, Alipay, Maybank QR Pay, Boost, Touch ‘n Go, and GrabPay. VE Services first charges retail merchants a service fee ranging from 1.50% to 2.50%, based on the processed payment amount and payment processing methods used, and the Company is entitled to receive a portion of the service fees as commissions for the referrals. The commission rate ranges from 0.15% to 0.525% based on the total service fees collected by VE Services from the retail merchants when the payment processing is completed. The Company merely acts as an agent in this type of transaction. The Company has no discretion in establishing prices and does not have the ability to direct the use of the services to obtain substantially all the benefits. Such revenue is recognized at the point when the payment is processed and the Company’s performance obligations are satisfied. There was no revenue from payment solution services for the fiscal year ended September 30, 2020. For the fiscal year ended September 30, 2022 and 2021, the Company referred a total of 19 and 11 retail merchants to VE Services for payment processing and earned $9,575 and $1,494 revenue from providing payment solution services to customers, respectively.

Disaggregation of revenue

The Company disaggregates its revenue from contracts by service types, as the Company believes it best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The summary of the Company’s disaggregation of revenue by service types for the fiscal years ended September 30, 2022, 2021, and 2020 is as follows:

	For the fiscal years ended September 30,
	2022	2021	2020
Revenue from advertising services:
Advertisement design and consultation services	$1,575,800	$384,061	$-
Advertisement display services	5,845,310	2,921,937	153,145
Gross revenue from advertising services	7,421,110	3,305,998	153,145
Less: discount to customers for advertisement displays	(247,060)	(147,478)	-
Sub-total of net revenue from advertising services	7,174,050	3,158,520	153,145
Revenue from cash rebate services	10,562	6,214	718
Revenue from payment solution services-related party	9,575	1,494	-

Total operating revenue	$7,194,187	$3,166,228	$153,863

Contract Assets and Liabilities

The Company did not have contract assets as of September 30, 2022 and 2021.

A contract liability is the Company’s obligation to transfer goods or services to a customer for which it has received consideration from the customers. Receipts in advance and deferred revenue relate to unsatisfied performance obligations at the end of the period primarily consist of digital advertising service fees received from customers. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Contract liabilities presented as deferred revenue in the consolidated balance sheets as of September 30, 2022 and 2021 amounted to nil and $800,492, respectively. Revenue recognized for the fiscal years ended September 30, 2022, 2021, and 2020 that was included in the contract liabilities balance at the beginning of the period was $800,492, $122,668, and nil, respectively.

The Company does not disclose information about remaining performance obligations pertaining to service contracts with an original expected term of one year or less.

Operating leases

On October 1, 2020, the Company adopted Accounting Standards Updates (“ASU”) 2016-02, Leases (Topic 842), as amended (“ASC 842”), which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing, and uncertainty of cash flows arising from leasing arrangements. The Company elected to apply practical expedients permitted under the transition method that allow the Company to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of 12 months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease.

The Company used a modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Company determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at the lease commencement date based on the present value of remaining lease payments over the lease terms. The Company considers only payments that are fixed and determinable at the time of lease commencement.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets as of September 30, 2022 and 2021.

Operating costs

The Company’s operating costs primarily consist of (i) marketing and promotional expenses to develop members, merchants, and advertisers, (ii) website and facility maintenance expenses to upgrade, optimize, and maintain its websites and mobile apps, (iii) employee salary and benefit expenses, (iv) professional and business consulting expenses, and (v) other general office expenses for administrating the Company’s business. Operating costs are expensed as incurred. Judgment is required to determine whether to separately present cost of revenue, selling expenses, and general and administrative expenses. The Company considers materiality, the manner that operating costs can be separately identified, and what is most useful to financial statement users, and elects to present all costs and operating expenses as a single line item “cost, selling, general, and administrative expenses” as reflected in the consolidated statements of operations. Management believes that such presentation is meaningful when considering the nature of the Company’s operations and the manner in which the Company manages its business. The Company’s operating costs for the fiscal years ended September 30, 2022, 2021, and 2020, consisted of the following:

	For the fiscal years ended September 30,
	2022	2021	2020

Salary and employee benefit expenses	$429,924	$191,981	$41,988
Professional and consulting service fees	767,229	365,774	5,172
Marketing and promotional expenses	188,338	167,803	159,852
License costs	55,000	50,000	60,000
Website and facility maintenance expenses	292,579	185,757	43,936
Depreciation and amortization	106,267	2,568	1,948
Utility and office expenses	144,735	19,185	3,213
Business travel and entertainment expenses	67,836	6,003	25
Others	191,842	37,268	27,892
Total operating costs	$2,243,750	$1,026,339	$344,026

Research and development

The Company’s research and development activities primarily relate to the optimization and implementation of its websites and mobile apps (such as leveraging browser caching, improving server response time, removing render-blocking JavaScript, reducing redirects, and optimizing images), to improve their performance and drive more traffic. Research and development costs are expensed as incurred. Research and development expenses included in cost, selling, general, and administrative expenses amounted to $292,579, $147,296, and $38,925 for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes were incurred during the fiscal years ended September 30, 2022, 2021, and 2020. The Company does not believe there was any uncertain tax provision as of September 30, 2022 and 2021.

The Company’s operating subsidiaries in Malaysia are subject to the income tax laws of Malaysia. No significant income was generated outside Malaysia for the fiscal years ended September 30, 2022, 2021, and 2020. As of September 30, 2022, all of the Company’s tax returns of its Malaysian subsidiaries remain open for statutory examination by relevant tax authorities.

Service taxes

Service tax is a consumption tax levied by Malaysian tax authorities and is charged on any taxable service income (including digital services) provided in Malaysia by a registered company in carrying on their business. The rate of service tax is 6% ad valorem for all taxable services and digital services except for the provision of charge or credit card services. A taxable entity is a company that is registered or liable to be registered for service taxes. A company is liable to be registered if the total value of its taxable services for a 12-month period exceeds or is expected to exceed the prescribed registration threshold of MYR500,000 as an advertising service provider. Service taxes amounted to $262,816, $190,972, and $2,237 for the fiscal years ended September 30, 2022, 2021, and 2020, respectively and were recorded as a deduction against the Company’s gross revenue.

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of September 30, 2022 and 2021, and for the fiscal years ended September 30, 2022, 2021, and 2020, there were no dilutive shares.

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

Defined contribution plan

The full-time employees of the Company’s subsidiaries in Malaysia are entitled to the government mandated defined contribution plan, such as social security, employee provident fund, employment insurance, and human resource development fund, as required by labor laws in Malaysia. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan.

Employee defined contribution plan expenses amounted to $45,121, $20,871, and $4,246 for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

Recently adopted accounting pronouncements

In December 2020, the FASB issued ASU 2020-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2020-12”). ASU 2020-12 is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2020-12 is effective for fiscal years beginning after December 15, 2021 and interim periods within those fiscal years, with early adoption permitted. The adoption of the new guidance did not have a significant impact on its consolidated financial statements.

Recent accounting pronouncements not yet adopted

In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) (“ASU 2016-13”), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and ASU 2019-05, Targeted Transition Relief. In November 2019, the FASB issued ASU 2019-10, which extends the effective date for adoption of ASU 2016-13. In November 2019, the FASB issued ASU 2019-11 to clarify its new credit impairment guidance in ASU 326. Accordingly, for public entities that are not smaller reporting entities, ASU 2016-13 and its amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, the Company plans to adopt this guidance effective October 1, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2016-13 on its consolidated financial statements.